TAXATION - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Valuation Allowance
Balance at the beginning of the year	¥ (3,310,975)	¥ (2,892,268)	¥ (2,178,650)
Remeasurement due to application of preferential tax rate	(17,011)
Additions	(794,643)	(1,029,453)	(1,293,679)
Reversals	687,180	575,365	571,595
Write-offs	49,573	35,381	8,466
Balance at the end of the year	¥ (3,385,876)	¥ (3,310,975)	¥ (2,892,268)